ACQUISITION OF SUBSIDIARIES - LAURENTIAN ORGANIC INC. Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended	13 Months Ended
	Dec. 21, 2021 CAD ($) shares $ / shares	Dec. 20, 2021 $ / shares	Aug. 31, 2022 CAD ($) shares	Sep. 30, 2023 CAD ($)	Apr. 06, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Weighted average price (in CAD per share) | $ / shares	$ 10.12
Unrealized gain (loss) on changes in fair value of contingent consideration			$ 2,621	$ 3,364
Contingent share consideration (Notes 16 (i) and 27)			$ 7,000	49	$ 5,249
First condition | First year earnout
Disclosure of detailed information about business combination [line items]
Contingent consideration liability achievement hurdle				$ 0
First condition | Second year earnout
Disclosure of detailed information about business combination [line items]
Contingent consideration liability achievement hurdle, percentage				19.00%
Second condition | First year earnout | Part A
Disclosure of detailed information about business combination [line items]
Contingent consideration liability achievement hurdle				$ 2,000
Second condition | First year earnout | Part B
Disclosure of detailed information about business combination [line items]
Contingent consideration liability achievement hurdle, percentage				50.00%
Second condition | First year earnout | Part C
Disclosure of detailed information about business combination [line items]
Contingent consideration liability achievement hurdle, percentage				30.00%
Laurentian
Disclosure of detailed information about business combination [line items]
Equity interest acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 36,000
Cash transferred	10,000
Portion of consideration paid (received) consisting of cash and cash equivalents	7,000
Deferred cash consideration	3,000
Equity interests of acquirer	$ 26,000
Number of instruments or interests issued or issuable (in shares) | shares	2,724,111		2,724,111
Weighted average price (in CAD per share) | $ / shares	$ 10.12	$ 9.56
Volume-weighted average TSX listed share price based period	5 days
Contingent consideration recognised as of acquisition date	$ 6,996		$ 2,913
Unrealized gain (loss) on changes in fair value of contingent consideration				$ 2,864
Contingent share consideration (Notes 16 (i) and 27)				$ 49
Laurentian | FAIR VALUE ADJUSTMENT
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	$ 27,568